Finance costs (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Income and Expenses

	2017 $m	2016 $m	2015 $m
Financial income
Interest income on deposits	1	3	2
Interest income on loans and receivables	3	3	3

	4	6	5

Financial expenses
Interest expense on borrowings	69	74	74
Finance charge payable under finance leases	20	20	20
Capitalised interest	—	(1)	(2)

	89	93	92